Prepaid expenses and other current assets	3 Months Ended
Mar. 31, 2022
Prepaid expenses and other current assets
5.	Prepaid expenses and other current assets

	March 31, 2022	December 31, 2021
	$	$
Prepaid insurance	—	421
Prepaid research and development	907	1,329
Other	143	22
	1,050	1,772